FINANCIAL INSTRUMENTS - RISK MANAGEMENT - Financial liabilities by category (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Amortized cost
Financial liabilities by category
Financial liabilities	$ 263,141,073	$ 211,875,137	$ 152,771,707
Fair value
Financial liabilities by category
Financial liabilities		1,686,643	2,861,511
Trade and other payables | Amortized cost
Financial liabilities by category
Financial liabilities	72,091,408	57,289,862	40,578,494
Borrowings | Amortized cost
Financial liabilities by category
Financial liabilities	124,774,325	104,948,345	103,556,730
Employee benefits and social security | Amortized cost
Financial liabilities by category
Financial liabilities	4,680,078	5,044,630	5,357,218
Consideration for acquisition of assets | Amortized cost
Financial liabilities by category
Financial liabilities	11,790,533	452,654	3,279,265
Private warrants | Fair value
Financial liabilities by category
Financial liabilities		1,686,643	$ 2,861,511
Convertible notes | Amortized cost
Financial liabilities by category
Financial liabilities	48,664,012	43,029,834
Lease liability | Amortized cost
Financial liabilities by category
Financial liabilities	$ 1,140,717	$ 1,109,812